Share-based Payments	12 Months Ended
Dec. 31, 2017
Share-based Payments
Share-based Payments

28	Share-based Payments

Share Options

The Group has issued options over ordinary shares under the 2014 Midatech Pharma PLC Enterprise Management Incentive Scheme, the Midatech Pharma PLC 2016 U.S. Option Plan, which is a sub-plan of the approved UK plan, and unapproved share options awarded to non-UK or non-US staff. In addition, certain share options originally issued over shares in Midatech Ltd under the Midatech Limited 2008 unapproved share option scheme or Midatech Limited 2013 approved Enterprise Incentive scheme were reissued in 2015 over shares in Midatech Pharma PLC under the 2014 Midatech Pharma PLC Enterprise Management Incentive Scheme. Exercise of an option is subject to continued employment.

Details of all share options granted under the Schemes are set out below:

Date of grant	At 1 January 2017	Granted in 2017	Exercised in 2017	Forfeited in 2017	At 31 December 2017	Exercise Price

31 December 2008	26,122	-	-	-	26,122	£1.425
31 December 2008	3,000	-	-	-	3,000	£3.985
1 April 2010	25,110	-	-	-	25,110	£4.00
20 August 2010	41,766	-	-		41,766	£4.19
13 September 2011	3,000	-	-	-	3,000	£4.19
20 April 2012	35,796	-	-	-	35,796	£4.19

9 May 2014	200,000	-	-	-	200,000	£0.075
30 June 2014	880,000	-	-	-	880,000	£0.075
11 July 2014	3,000	-	-	1,000	2,000	£0.075
31 October 2016	50,000	-	-	-	50,000	£1.710
31 October 2016	607,600	-	-	-	607,600	£2.680
14 December 2016	8,000	-	-	-	8,000	£1.550
14 December 2016	10,000	-	-	-	10,000	£1.700
14 December 2016	3,000	-	-	3,000	-	£1.710
14 December 2016	3,000	-	-	3,000	-	£1.730
14 December 2016	3,000	-	-	3,000	-	£1.740
14 December 2016	40,000	-	-	-	40,000	£1.870
14 December 2016	40,000	-	-	-	40,000	£1.880
15 December 2016	197,000	-	-	95,000	102,000	£1.210
19 December 2016	1,110,000	-	-	5,750	1,104,250	£1.210
15 December 2017	-	1,351,250	-	-	1,351,250	£0.46

	3,289,394	1,351,250	-	(110,750)	4,529,894

Options exercisable at 31 December 2017	1,000,469
Weighted average exercise price of outstanding options at 31 December 2017	£1.003
Weighted average exercise price of options exercised in 2017	n/a
Weighted average exercise price of options forfeited in 2017	£1.242
Weighted average exercise price of options granted in 2017	£0.46
Weighted average remaining contractual life of outstanding options at 31 December 2017	8.3 years

Date of grant	At 1 January 2016	Granted in 2016	Exercised in 2016	Forfeited in 2016	At 31 December 2016	Exercise Price

31 December 2008	26,122	-	-	-	26,122	£1.425
31 December 2008	15,500	-	-	(12,500)	3,000	£3.985
1 April 2010	25,110	-	-	-	25,110	£4.00
20 August 2010	41,766	-	-		41,766	£4.19
13 September 2011	3,000	-	-	-	3,000	£4.19
20 April 2012	35,796	-	-	-	35,796	£4.19

9 May 2014	200,000	-	-	-	200,000	£0.075
30 June 2014	880,000	-	-	-	880,000	£0.075
11 July 2014	5,000	-	-	(2,000)	3,000	£0.075
31 October 2016	-	50,000	-	-	50,000	£1.710
31 October 2016	-	607,600	-	-	607,600	£2.680
14 December 2016	-	8,000	-	-	8,000	£1.550
14 December 2016	-	10,000	-	-	10,000	£1.700
14 December 2016	-	3,000	-	-	3,000	£1.710
14 December 2016	-	3,000	-	-	3,000	£1.730
14 December 2016	-	3,000	-	-	3,000	£1.740
14 December 2016	-	40,000	-	-	40,000	£1.870
14 December 2016	-	40,000	-	-	40,000	£1.880
15 December 2016	-	197,000	-	-	197,000	£1.210
19 December 2016		1,110,000	-	-	1,110,000	£1.210

	1,232,294	2,071,600	-	(14,500)	3,289,394

Options exercisable at 31 December 2016	468,194
Weighted average exercise price of outstanding options at 31 December 2016	£1.234
Weighted average exercise price of options exercised in 2016	n/a
Weighted average exercise price of options forfeited in 2016	£3.446
Weighted average exercise price of options granted in 2016	£1.685
Weighted average remaining contractual life of outstanding options at 31 December 2016	8.6 years

Date of grant	At 1 January 2015	Granted in 2015	Exercised in 2015	Forfeited in 2015	At 31 December 2015	Exercise Price

31 December 2008	26,122	-	-	-	26,122	£1.425
31 December 2008	15,500	-	-	-	15,500	£3.985
1 April 2010	25,110	-	-	-	25,110	£4.00
20 August 2010	59,666	-	-	(17,900)	41,766	£4.19
13 September 2011	3,000	-	-	-	3,000	£4.19
20 April 2012	35,796	-	-	-	35,796	£4.19
3 April 2014	26,500	-	(26,500)	-	-	£0.075
9 May 2014	200,000	-	-	-	200,000	£0.075
30 June 2014	880,000	-	-	-	880,000	£0.075
11 July 2014	11,000	-	-	(6,000)	5,000	£0.075

	1,282,694	-	(26,500)	(23,900)	1,232,294

Options exercisable at 31 December 2015	366,044
Weighted average exercise price of outstanding options at 31 December 2015	£0.502
Weighted average exercise price of options exercised in 2015	£0.075
Weighted average exercise price of options forfeited in 2015	£4.193
Weighted average exercise price of options granted in 2015	n/a
Weighted average remaining contractual life of outstanding options at 31 December 2015	7.8 years

All of the 1,351,250 options granted during 2017, contain the following conditions:

·	25% (i.e. 337,812 options) become eligible to vest on the first anniversary of the relevant date of grant; and

·	A further 6.25% (i.e. 84,453 options) vest every 3 months following the first anniversary of the date of grant such that by the fourth anniversary all 1,351,250 options shall have be eligible for vesting.

·	All vesting is subject to the 20-VWAP share price reaching £1 at any time during the life of the option.

Of the 2,071,600 options granted during 2016, 1,981,600 options contain the following conditions:

·	25% (i.e. 495,400 options) vest on the first anniversary of the relevant date of grant; and

·	A further 6.25% (i.e. 123,850 options) vest every 3 months following the first anniversary of the date of grant such that by the fourth anniversary all 1,981,600 options shall have vested.

·	607,600 of these options related to 2015 but the acquisition of DARA BioSciences, Inc. and other activities during that year meant that there was insufficient time during Open periods to make the awards until 2016. However, the effective date of grant and hence basis for vesting was in 2015. As a result, 151,900 of these options had vested by 31 December 2016.

The remaining 90,000 options granted during 2016 contained the following conditions:

·	Vesting was conditional on the same time-based vesting criteria noted above and also on the Midatech Pharma US, Inc. business achieving a revenue target for the year ended 31 December 2017. This target was not met and the options have therefore lapsed.

Otherwise the main vesting condition of all share options is that the Director or employee remain employed with the Group as at the date of exercise or continues to provide consultancy services as at the date of exercise.

The following information is relevant in the determination of the fair value of options granted during the year 2017 under the equity share based remuneration schemes operated by the Group.

2017
Number of options	1,351,250
Option pricing models used	Monte-Carlo
Share price	£0.41*
Exercise price of options issued in year	£0.46
Contractual life	10 years
Expected life	5 years
Volatility	42.5%**
Expected dividend yield	0%
Risk free rate	0.73%

*	The share price used in the determination of the fair value of the options granted in 2017 was the share price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.

The following information is relevant in the determination of the fair value of options granted during the year 2016 under the equity share based remuneration schemes operated by the Group.

2016
Number of options	2,071,600
Option pricing models used	Black Scholes
Share price	£1.143-£1.19*
Exercise price of options issued in year	£1.21-£2.68
Contractual life	10 years
Expected life	5 years
Volatility	40%**
Expected dividend yield	0%
Risk free rate	0.63%-0.74%

*	The share price used in the determination of the fair value of the options granted in 2016 was the average of the opening and closing share prices on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.

All other share options relate to the Midatech Limited 2008 unapproved share option scheme.

Share Incentive Plan

In April 2017 the Group set up the Midatech Pharma Share Incentive Plan (“MPSIP”). Under the MPSIP, Group employees and directors can acquire ordinary shares in the Company via a salary sacrifice arrangement.  Midatech grants matching shares for every share bought.  In order to retain these shares, scheme participants must remain employed by the Group for three years from the date of acquisition.  All shares purchased by the MPSIP are held by an Employee Benefit Trust that is not under the control of Midatech.  Shares must be left in the plan for 5 years to qualify for full income tax and NIC relief.